Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

NOTE 1- NATURE OF OPERATIONS

Nature of Operations

Stratos Renewables Corporation (the “Company”) was incorporated in the State of Nevada on September 29, 2004. The Company was a development import/export business in products derived from hydrocarbons and bio-fuels. They ceased doing business and dissolved on May 27, 2014. On June 15, 2021, the Company was revived and is exploring opportunities to identify targets for acquisition.

The Company had a subsidiary Stratos del Peru S.A.C. in Peru. This entity is no longer active and there is no current ownership in this entity and not included in the Company’s financial statements.

NOTE 1- NATURE OF OPERATIONS

Nature of Operations

Stratos Renewables Corporation (the “Company”) was incorporated in the State of Nevada on September 29, 2004. The Company was a development import/export business in products derived from hydrocarbons and bio-fuels. They ceased doing business and dissolved on May 27, 2014. On June 15, 2021, the Company was revived and is exploring opportunities to identify targets for acquisition.

The Company had a subsidiary Stratos del Peru S.A.C. in Peru. This entity is no longer active and there is no current ownership in this entity and not included in the Company’s financial statements.